N-4	Jul. 28, 2026
Prospectus:
Document Type	N-4
Entity Registrant Name	Forethought Life Insurance Company Separate Account A
Entity Central Index Key	0001554348
Entity Investment Company Type	N-4
Document Period End Date	Jul. 28, 2026
Amendment Flag	false
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]

The Board of Trustees of Forethought Variable Insurance Trust approved an Agreement and Plan of Reorganization (“Reorganization”) to reorganize the four funds referenced above (each an “Acquired Fund” and together, the “Acquired Funds”) into two corresponding Forethought Variable Insurance Trust funds (each an “Acquiring Fund” and together, the “Acquiring Funds”) as shown below. Each Reorganization is expected to take place after the close of business on or about October 2, 2026 (“Reorganization Date”).

Acquired Fund Sub-Accounts and Share Class	Acquiring Fund Sub-Accounts and Share Class
Global Atlantic Balanced Managed Risk Portfolio, Class II	Global Atlantic Moderate Managed Risk Portfolio, Class II
Global Atlantic BlackRock Selects Managed Risk Portfolio, Class II	Global Atlantic Moderate Managed Risk Portfolio, Class II
Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio, Class II	Global Atlantic Wellington Research Managed Risk Portfolio, Class II
Global Atlantic Select Advisor Managed Risk Portfolio, Class II	Global Atlantic American Funds® Managed Risk Portfolio, Class II

Variable Option [Line Items]
Prospectuses Available [Text Block]

The Board of Trustees of Forethought Variable Insurance Trust approved an Agreement and Plan of Reorganization (“Reorganization”) to reorganize the four funds referenced above (each an “Acquired Fund” and together, the “Acquired Funds”) into two corresponding Forethought Variable Insurance Trust funds (each an “Acquiring Fund” and together, the “Acquiring Funds”) as shown below. Each Reorganization is expected to take place after the close of business on or about October 2, 2026 (“Reorganization Date”).

Global Atlantic American Funds® Managed Risk Portfolio, Class II [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Global Atlantic American Funds® Managed Risk Portfolio, Class II
Global Atlantic Moderate Managed Risk Portfolio, Class II [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Global Atlantic Moderate Managed Risk Portfolio, Class II
Global Atlantic Wellington Research Managed Risk Portfolio, Class II [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Global Atlantic Wellington Research Managed Risk Portfolio, Class II